UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER:        811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible and High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., President Calamos Advisors LLC 2020 Calamos Court, Naperville, Illinois 60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END:          October 31, 2008
DATE OF REPORTING PERIOD:        July 31, 2008

Convertible and High Income Fund

 SCHEDULE OF INVESTMENT JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (83.1%)
		Consumer Discretionary (18.5%)
4,370,000		Asbury Automotive Group, Inc. 7.625%, 03/15/17	$3,250,188
945,000		Boyd Gaming Corp.^ 7.125%, 02/01/16	673,313
3,779,000		Cooper Tire & Rubber Company 8.000%, 12/15/19	3,079,885
		D.R. Horton, Inc.
3,779,000		7.875%, 08/15/11	3,476,680
2,362,000		8.000%, 02/01/09	2,362,000
1,890,000		9.750%, 09/15/10	1,861,650
14,503,000		DIRECTV Financing Company, Inc. 8.375%, 03/15/13	15,046,862
5,952,000		EchoStar Communications Corp. 7.125%, 02/01/16	5,520,480
11,338,000		Expedia, Inc. 7.456%, 08/15/18	10,997,860
6,401,000		GameStop Corp. 8.000%, 10/01/12	6,625,035
		General Motors Corp.^
6,141,000		7.200%, 01/15/11	4,053,060
4,535,000		7.125%, 07/15/13	2,596,288
4,724,000		Goodyear Tire & Rubber Company 7.000%, 03/15/28	3,731,960
6,850,000		Hanesbrands, Inc.^ ‡ 6.508%, 12/15/14	6,130,750
8,787,000		Hasbro, Inc. 6.600%, 07/15/28	7,945,504
4,724,000		Interpublic Group of Companies, Inc. 7.250%, 08/15/11	4,570,470
		J.C. Penney Company, Inc.
1,890,000		9.000%, 08/01/12^	2,026,675
1,417,000		7.650%, 08/15/16	1,399,887
2,815,000		Jarden Corp.^ 7.500%, 05/01/17	2,463,125
3,033,000		Kellwood Company 7.625%, 10/15/17	1,865,295
3,307,000		Liberty Media Corp.^ 8.250%, 02/01/30	2,945,912
3,708,000		Mandalay Resort Group 7.625%, 07/15/13	3,059,100
13,227,000		McDonald’s Corp. ~ 5.350%, 03/01/18	12,979,113
8,768,000		Oxford Industries, Inc. 8.875%, 06/01/11	8,461,120
898,000		Phillips-Van Heusen Corp. 8.125%, 05/01/13	909,225
4,724,000		Pulte Homes, Inc. 7.875%, 08/01/11	4,582,280
		Royal Caribbean Cruises, Ltd.
11,243,000		7.500%, 10/15/27	8,713,325
2,362,000		7.000%, 06/15/13	2,108,085
		Service Corp. International
8,031,000		7.500%, 04/01/27	6,605,497
2,834,000		7.625%, 10/01/18	2,706,470
1,417,000		Sotheby’s Holdings, Inc.* 7.750%, 06/15/15	1,399,288
		Toll Brothers, Inc.
6,614,000		8.250%, 12/01/11	6,299,835
1,890,000		8.250%, 02/01/11^	1,814,400
8,125,000		Vail Resorts, Inc. 6.750%, 02/15/14	7,657,812
1,890,000	GBP	Warner Music Group 8.125%, 04/15/14	2,903,352

			162,821,781

		Consumer Staples (11.9%)
5,083,000		Alliance One International, Inc. 8.500%, 05/15/12	4,790,728
13,227,000		Anheuser-Busch Companies, Inc. 5.000%, 03/01/19	11,492,332
5,196,000		Chattem, Inc. 7.000%, 03/01/14	5,105,070
5,905,000		Chiquita Brands International, Inc.^ 8.875%, 12/01/15	5,034,012
13,227,000		Coca-Cola Company 5.350%, 11/15/17	13,317,208
4,573,000		Constellation Brands, Inc. 7.250%, 09/01/16	4,435,810
5,343,000		Del Monte Foods Company 8.625%, 12/15/12	5,489,932
12,755,000		Kimberly-Clark Corp. 6.125%, 08/01/17	13,127,561
4,252,000		NBTY, Inc. 7.125%, 10/01/15	4,018,140
		Pilgrim’s Pride Corp.
7,511,000		8.375%, 05/01/17	5,783,470
2,409,000		7.625%, 05/01/15	2,047,650
		Reynolds American, Inc.
6,141,000		7.300%, 07/15/15	6,271,773
3,779,000		7.625%, 06/01/16	3,910,936
3,779,000		7.250%, 06/15/37	3,652,464
		Smithfield Foods, Inc.
9,448,000		7.750%, 07/01/17^	8,125,280
1,890,000		7.750%, 05/15/13	1,719,900
6,614,000		Sysco Corp. 5.250%, 02/12/18	6,638,326

			104,960,592

		Energy (9.1%)
7,086,000		Arch Western Finance, LLC 6.750%, 07/01/13	7,103,715
2,645,000		Bristow Group, Inc. 7.500%, 09/15/17	2,618,550
3,052,000		Chesapeake Energy Corp. 6.875%, 11/15/20	2,876,510
2,362,000		Complete Production Services, Inc. 8.000%, 12/15/16	2,356,095

See accompanying Notes to Schedule of Investments

Convertible And High Income Fund
 SCHEDULE OF INVESTMENT JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

7,131,000		Dresser-Rand Group, Inc. 7.375%, 11/01/14	$7,095,345
472,000		GulfMark Offshore, Inc. 7.750%, 07/15/14	467,280
9,448,000		Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	9,495,240
2,764,000		Mariner Energy, Inc. 8.000%, 05/15/17	2,618,890
6,519,000		Petrohawk Energy Corp. 7.125%, 04/01/12	6,290,835
2,362,000		Petróleo Brasileiro, SA 8.375%, 12/10/18	2,757,635
16,534,000		Premcor Refining Group, Inc. 7.500%, 06/15/15	17,084,037
7,180,000		Superior Energy Services, Inc. 6.875%, 06/01/14	6,713,300
2,834,000		Swift Energy Company 7.625%, 07/15/11	2,834,000
3,373,000		Whiting Petroleum Corp.^ 7.250%, 05/01/12	3,330,837
6,566,000		Williams Companies, Inc. ~ 7.750%, 06/15/31	6,828,640

			80,470,909

		Financials (6.8%)
		Ford Motor Credit Company, LLC
7,558,000		8.625%, 11/01/10	6,317,445
5,905,000		9.875%, 08/10/11	4,818,061
10,393,000		Host Hotels & Resorts, Inc. 7.125%, 11/01/13	9,613,525
		Leucadia National Corp.
6,906,000		8.125%, 09/15/15^	6,914,632
5,669,000		7.000%, 08/15/13	5,484,758
6,614,000		Nuveen Investments, Inc.* 10.500%, 11/15/15	5,985,670
898,000		Omega Healthcare Investors, Inc. 7.000%, 04/01/14	864,325
		Senior Housing Properties Trust
4,724,000		8.625%, 01/15/12	4,842,100
3,338,000		7.875%, 04/15/15	3,338,000
12,282,000		SLM Corp. 8.450%, 06/15/18	11,610,617

			59,789,133

		Health Care (0.2%)
1,890,000		Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	1,894,725

		Industrials (12.3%)
5,669,000		American Airlines, Inc. 7.250%, 02/05/09	5,527,275
3,779,000		BE Aerospace, Inc. 8.500%, 07/01/18	3,930,160
1,011,000		Belden CDT, Inc. 7.000%, 03/15/17	962,978
13,227,000		Caterpillar, Inc. 5.450%, 04/15/18	13,044,970
1,805,000		Deluxe Corp. 7.375%, 06/01/15	1,581,631
15,117,000		Esterline Technologies Corp.^ 7.750%, 06/15/13	15,192,585
945,000		FTI Consulting, Inc. 7.625%, 06/15/13	963,900
3,307,000		Gardner Denver, Inc.^ 8.000%, 05/01/13	3,290,465
1,417,000		GATX Corp. 8.875%, 06/01/09	1,455,591
13,227,000		General Electric Company 5.250%, 12/06/17	12,837,756
1,767,000		H&E Equipment Service, Inc. 8.375%, 07/15/16	1,528,455
12,282,000		Honeywell International, Inc. 5.300%, 03/01/18	12,015,702
2,362,000		IKON Office Solutions, Inc.^ 7.750%, 09/15/15	2,373,810
5,574,000		Interline Brands, Inc. 8.125%, 06/15/14	5,351,040
		Terex Corp.
6,614,000		8.000%, 11/15/17	6,498,255
1,790,000		7.375%, 01/15/14	1,758,675
2,126,000		Trinity Industries, Inc. 6.500%, 03/15/14	2,046,275
12,282,000		United Technologies Corp. ~ 5.375%, 12/15/17	12,302,388
1,890,000		Wesco Distribution, Inc. 7.500%, 10/15/17	1,691,550
3,779,000		Westinghouse Air Brake Technologies Corp. 6.875%, 07/31/13	3,769,552

			108,123,013

		Information Technology (11.7%)
		Amkor Technology, Inc.
8,787,000		9.250%, 06/01/16	8,369,617
2,834,000		7.750%, 05/15/13	2,603,738
2,589,000		Arrow Electronics, Inc. 6.875%, 06/01/18	2,574,087
		Celestica, Inc.
8,031,000		7.625%, 07/01/13	7,709,760
3,779,000		7.875%, 07/01/11^	3,816,790
1,890,000		Flextronics International, Ltd. 6.500%, 05/15/13	1,804,950
5,622,000		Freescale Semiconductor, Inc. 8.875%, 12/15/14	4,792,755
12,282,000		Hewlett-Packard Company^ 5.500%, 03/01/18	12,088,804
1,890,000	GBP	Iron Mountain, Inc.* 7.250%, 04/15/14	3,296,710
2,834,000		Jabil Circuit, Inc.^ 8.250%, 03/15/18	2,834,000

See accompanying Notes to Schedule of Investments

Convertible And High Income Fund
 SCHEDULE OF INVESTMENT JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

5,669,000		Lender Processing Services, Inc.* 8.125%, 07/01/16	$5,690,259
2,834,000		NXP, BV^ 7.875%, 10/15/14	2,373,475
13,227,000		Oracle Corp. ~ 5.250%, 01/15/16	13,106,740
2,362,000		Seagate Technology 6.800%, 10/01/16	2,137,610
8,976,000		SunGard Data Systems, Inc. 9.125%, 08/15/13	9,222,840
19,368,000		Xerox Corp. 7.625%, 06/15/13	20,112,564

			102,534,699

		Materials (6.1%)
1,984,000		Airgas, Inc.* 7.125%, 10/01/18	1,998,880
4,724,000		Ball Corp. 6.875%, 12/15/12	4,771,240
2,257,000		Boise Cascade Company 7.125%, 10/15/14	1,636,325
		Ineos Group Holdings, PLC*
5,669,000	EUR	7.875%, 02/15/16	5,681,495
945,000		8.500%, 02/15/16^	637,875
3,260,000		Mosaic Company* 7.625%, 12/01/16	3,439,300
8,503,000		Neenah Paper, Inc. 7.375%, 11/15/14	7,270,065
2,362,000		P.H. Glatfelter Company 7.125%, 05/01/16	2,338,380
4,724,000		Sealed Air Corp.* 6.875%, 07/15/33	4,301,684
8,976,000		Terra Industries, Inc. 7.000%, 02/01/17	8,908,680
1,890,000		Texas Industries, Inc.^ 7.250%, 07/15/13	1,861,650
		Union Carbide Corp.
4,582,000		7.875%, 04/01/23	4,681,333
3,071,000		7.500%, 06/01/25	3,033,601
3,496,000		Westlake Chemical Corp. 6.625%, 01/15/16	2,936,640

			53,497,148

		Telecommunication Services (5.7%)
5,669,000		AT&T, Inc. ~ 5.500%, 02/01/18	5,543,749
5,707,000		CenturyTel, Inc. 6.875%, 01/15/28	4,987,182
7,747,000		Citizens Communications Company 9.000%, 08/15/31	6,894,830
6,614,000		Leap Wireless International, Inc.^ 9.375%, 11/01/14	6,514,790
6,614,000		Qwest Communications International, Inc. 7.750%, 02/15/31	5,191,990
6,614,000		Sprint Nextel Corp. 7.375%, 08/01/15	5,095,935
4,252,000		Syniverse Technologies, Inc. 7.750%, 08/15/13	4,039,400
12,755,000		Verizon Communications, Inc. ~ 5.500%, 04/01/17	12,256,675

			50,524,551

		Utilities (0.8%)
6,614,000		TXU Corp.* 10.250%, 11/01/15	6,647,070

		TOTAL CORPORATE BONDS (Cost $772,915,768)	731,263,621

CONVERTIBLE BONDS (27.9%)
		Consumer Discretionary (2.9%)
9,500,000		Amazon.com, Inc. 4.750%, 02/01/09	10,343,125
13,000,000		Liberty Media Corp. (Time Warner) ∞ 3.125%, 03/30/23	13,243,750
2,320,000		Liberty Media Corp. (Viacom-B) ∞ 3.250%, 03/15/31	1,464,500

			25,051,375

		Energy (2.7%)
11,000,000		Chesapeake Energy Corp. 2.250%, 12/15/38	10,546,250
12,000,000		SeaDrill, Ltd. 3.625%, 11/08/12	12,996,567

			23,542,817

		Financials (1.5%)
		Health Care REIT, Inc.^
4,270,000		4.750%, 07/15/27	4,750,375
1,000,000		4.750%, 12/01/26	1,133,750
6,000,000		SVB Financial Group* 3.875%, 04/15/11	7,417,500

			13,301,625

		Health Care (4.7%)
9,460,000		Cubist Pharmaceuticals, Inc. 2.250%, 06/15/13	9,282,625
23,000,000		Invitrogen Corp. 3.250%, 06/15/25	25,271,250
7,000,000		Millipore Corp.^ 3.750%, 06/01/26	7,157,500

			41,711,375

		Industrials (5.9%)
13,500,000		L-3 Communications Holdings, Inc. 3.000%, 08/01/35	15,525,000
6,400,000		Lockheed Martin Corp. ‡ 2.426%, 08/15/33	9,242,240
4,709,000		Quanta Services, Inc.* 3.750%, 04/30/26	7,051,728

See accompanying Notes to Schedule of Investments

Convertible And High Income Fund
 SCHEDULE OF INVESTMENT JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

13,000,000		Roper Industries, Inc. ‡ 1.481%, 01/15/34	$9,977,500
10,500,000		Trinity Industries, Inc.^ 3.875%, 06/01/36	10,460,625

			52,257,093

		Information Technology (10.2%)
10,000,000		Blackboard, Inc. 3.250%, 07/01/27	9,850,000
7,000,000		Euronet Worldwide, Inc. 3.500%, 10/15/25	5,617,500
14,000,000		Informatica Corp.^ 3.000%, 03/15/26	14,910,000
41,000,000		Intel Corp.^ 2.950%, 12/15/35	39,923,750
		Linear Technology Corp.
18,000,000		3.000%, 05/01/27*	16,605,000
3,000,000		3.000%, 05/01/27	2,767,500

			89,673,750

		TOTAL CONVERTIBLE BONDS (Cost $240,214,535)	245,538,035

SYNTHETIC CONVERTIBLE SECURITIES (5.7%)
Corporate Bonds (4.8%)
		Consumer Discretionary (1.1%)
255,000		Asbury Automotive Group, Inc. 7.625%, 03/15/17	189,656
55,000		Boyd Gaming Corp.^ 7.125%, 02/01/16	39,188
221,000		Cooper Tire & Rubber Company 8.000%, 12/15/19	180,115
		D.R. Horton, Inc.
221,000		7.875%, 08/15/11	203,320
138,000		8.000%, 02/01/09	138,000
110,000		9.750%, 09/15/10	108,350
847,000		DIRECTV Financing Company, Inc. 8.375%, 03/15/13	878,762
348,000		EchoStar Communications Corp. 7.125%, 02/01/16	322,770
662,000		Expedia, Inc. 7.456%, 08/15/18	642,140
374,000		GameStop Corp. 8.000%, 10/01/12	387,090
		General Motors Corp.^
359,000		7.200%, 01/15/11	236,940
265,000		7.125%, 07/15/13	151,712
276,000		Goodyear Tire & Rubber Company 7.000%, 03/15/28	218,040
400,000		Hanesbrands, Inc.^ ‡ 6.508%, 12/15/14	358,000
513,000		Hasbro, Inc. 6.600%, 07/15/28	463,872
276,000		Interpublic Group of Companies, Inc. 7.250%, 08/15/11	267,030
		J.C. Penney Company, Inc.
110,000		9.000%, 08/01/12^	117,955
83,000		7.650%, 08/15/16	81,998
165,000		Jarden Corp.^ 7.500%, 05/01/17	144,375
177,000		Kellwood Company 7.625%, 10/15/17	108,855
193,000		Liberty Media Corp.^ 8.250%, 02/01/30	171,927
217,000		Mandalay Resort Group 7.625%, 07/15/13	179,025
773,000		McDonald’s Corp. ~ 5.350%, 03/01/18	758,513
512,000		Oxford Industries, Inc. 8.875%, 06/01/11	494,080
52,000		Phillips-Van Heusen Corp. 8.125%, 05/01/13	52,650
276,000		Pulte Homes, Inc. 7.875%, 08/01/11	267,720
		Royal Caribbean Cruises, Ltd.
657,000		7.500%, 10/15/27	509,175
138,000		7.000%, 06/15/13	123,165
		Service Corp. International
469,000		7.500%, 04/01/27	385,752
166,000		7.625%, 10/01/18	158,530
83,000		Sotheby’s Holdings, Inc.* 7.750%, 06/15/15	81,963
		Toll Brothers, Inc.
386,000		8.250%, 12/01/11	367,665
110,000		8.250%, 02/01/11^	105,600
475,000		Vail Resorts, Inc. 6.750%, 02/15/14	447,687
110,000	GBP	Warner Music Group 8.125%, 04/15/14	168,978

			9,510,598

		Consumer Staples (0.7%)
297,000		Alliance One International, Inc. 8.500%, 05/15/12	279,922
773,000		Anheuser-Busch Companies, Inc. 5.000%, 03/01/19	671,624
304,000		Chattem, Inc. 7.000%, 03/01/14	298,680
345,000		Chiquita Brands International, Inc.^ 8.875%, 12/01/15	294,112
773,000		Coca-Cola Company 5.350%, 11/15/17	778,272
267,000		Constellation Brands, Inc. 7.250%, 09/01/16	258,990
312,000		Del Monte Foods Company 8.625%, 12/15/12	320,580
745,000		Kimberly-Clark Corp. 6.125%, 08/01/17	766,761
248,000		NBTY, Inc. 7.125%, 10/01/15	234,360

See accompanying Notes to Schedule of Investments

Convertible And High Income Fund
 SCHEDULE OF INVESTMENT JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Pilgrim’s Pride Corp.
439,000	8.375%, 05/01/17	$338,030
141,000	7.625%, 05/01/15	119,850
	Reynolds American, Inc.
359,000	7.300%, 07/15/15	366,645
221,000	7.625%, 06/01/16	228,716
221,000	7.250%, 06/15/37	213,600
	Smithfield Foods, Inc.
552,000	7.750%, 07/01/17^	474,720
110,000	7.750%, 05/15/13	100,100
386,000	Sysco Corp. 5.250%, 02/12/18	387,420

		6,132,382

	Energy (0.5%)
414,000	Arch Western Finance, LLC 6.750%, 07/01/13	415,035
155,000	Bristow Group, Inc. 7.500%, 09/15/17	153,450
178,000	Chesapeake Energy Corp. 6.875%, 11/15/20	167,765
138,000	Complete Production Services, Inc. 8.000%, 12/15/16	137,655
417,000	Dresser-Rand Group, Inc. 7.375%, 11/01/14	414,915
28,000	GulfMark Offshore, Inc. 7.750%, 07/15/14	27,720
552,000	Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	554,760
161,000	Mariner Energy, Inc. 8.000%, 05/15/17	152,548
381,000	Petrohawk Energy Corp. 7.125%, 04/01/12	367,665
138,000	Petróleo Brasileiro, SA 8.375%, 12/10/18	161,115
966,000	Premcor Refining Group, Inc. 7.500%, 06/15/15	998,136
420,000	Superior Energy Services, Inc. 6.875%, 06/01/14	392,700
166,000	Swift Energy Company 7.625%, 07/15/11	166,000
197,000	Whiting Petroleum Corp.^ 7.250%, 05/01/12	194,537
384,000	Williams Companies, Inc. ~ 7.750%, 06/15/31	399,360

		4,703,361

	Financials (0.4%)
	Ford Motor Credit Company, LLC
442,000	8.625%, 11/01/10	369,451
345,000	9.875%, 08/10/11	281,496
607,000	Host Hotels & Resorts, Inc. 7.125%, 11/01/13	561,475
	Leucadia National Corp.
404,000	8.125%, 09/15/15^	404,505
331,000	7.000%, 08/15/13	320,242
386,000	Nuveen Investments, Inc.* 10.500%, 11/15/15	349,330
52,000	Omega Healthcare Investors, Inc. 7.000%, 04/01/14	50,050
	Senior Housing Properties Trust
276,000	8.625%, 01/15/12	282,900
195,000	7.875%, 04/15/15	195,000
718,000	SLM Corp. 8.450%, 06/15/18	678,751

		3,493,200

	Health Care (0.0%)
110,000	Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	110,275

	Industrials (0.7%)
331,000	American Airlines, Inc. 7.250%, 02/05/09	322,725
221,000	BE Aerospace, Inc. 8.500%, 07/01/18	229,840
59,000	Belden CDT, Inc. 7.000%, 03/15/17	56,198
773,000	Caterpillar, Inc. 5.450%, 04/15/18	762,362
105,000	Deluxe Corp. 7.375%, 06/01/15	92,006
883,000	Esterline Technologies Corp.^ 7.750%, 06/15/13	887,415
55,000	FTI Consulting, Inc. 7.625%, 06/15/13	56,100
193,000	Gardner Denver, Inc.^ 8.000%, 05/01/13	192,035
83,000	GATX Corp. 8.875%, 06/01/09	85,260
773,000	General Electric Company 5.250%, 12/06/17	750,252
103,000	H&E Equipment Service, Inc. 8.375%, 07/15/16	89,095
718,000	Honeywell International, Inc. 5.300%, 03/01/18	702,432
138,000	IKON Office Solutions, Inc.^ 7.750%, 09/15/15	138,690
326,000	Interline Brands, Inc. 8.125%, 06/15/14	312,960
	Terex Corp.
386,000	8.000%, 11/15/17	379,245
105,000	7.375%, 01/15/14	103,163
124,000	Trinity Industries, Inc. 6.500%, 03/15/14	119,350
718,000	United Technologies Corp. ~ 5.375%, 12/15/17	719,192
110,000	Wesco Distribution, Inc. 7.500%, 10/15/17	98,450

See accompanying Notes to Schedule of Investments

Convertible And High Income Fund
 SCHEDULE OF INVESTMENT JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

221,000		Westinghouse Air Brake Technologies Corp. 6.875%, 07/31/13	$220,447

			6,317,217

		Information Technology (0.7%)
		Amkor Technology, Inc.
513,000		9.250%, 06/01/16	488,633
166,000		7.750%, 05/15/13	152,513
151,000		Arrow Electronics, Inc. 6.875%, 06/01/18	150,130
		Celestica, Inc.
469,000		7.625%, 07/01/13	450,240
221,000		7.875%, 07/01/11^	223,210
110,000		Flextronics International, Ltd. 6.500%, 05/15/13	105,050
328,000		Freescale Semiconductor, Inc. 8.875%, 12/15/14	279,620
718,000		Hewlett-Packard Company^ 5.500%, 03/01/18	706,706
110,000	GBP	Iron Mountain, Inc.* 7.250%, 04/15/14	191,872
166,000		Jabil Circuit, Inc.^ 8.250%, 03/15/18	166,000
331,000		Lender Processing Services, Inc.* 8.125%, 07/01/16	332,241
166,000		NXP, BV^ 7.875%, 10/15/14	139,025
773,000		Oracle Corp. ~ 5.250%, 01/15/16	765,972
138,000		Seagate Technology 6.800%, 10/01/16	124,890
524,000		SunGard Data Systems, Inc. 9.125%, 08/15/13	538,410
1,132,000		Xerox Corp. 7.625%, 06/15/13	1,175,517

			5,990,029

		Materials (0.4%)
116,000		Airgas, Inc.* 7.125%, 10/01/18	116,870
276,000		Ball Corp. 6.875%, 12/15/12	278,760
132,000		Boise Cascade Company 7.125%, 10/15/14	95,700
		Ineos Group Holdings, PLC*
331,000	EUR	7.875%, 02/15/16	331,730
55,000		8.500%, 02/15/16^	37,125
190,000		Mosaic Company* 7.625%, 12/01/16	200,450
497,000		Neenah Paper, Inc. 7.375%, 11/15/14	424,935
138,000		P.H. Glatfelter Company 7.125%, 05/01/16	136,620
276,000		Sealed Air Corp.* 6.875%, 07/15/33	251,326
524,000		Terra Industries, Inc. 7.000%, 02/01/17	520,070
110,000		Texas Industries, Inc.^ 7.250%, 07/15/13	108,350
		Union Carbide Corp.
268,000		7.875%, 04/01/23	273,810
179,000		7.500%, 06/01/25	176,820
204,000		Westlake Chemical Corp. 6.625%, 01/15/16	171,360

			3,123,926

		Telecommunication Services (0.3%)
331,000		AT&T, Inc. 5.500%, 02/01/18	323,687
333,000		CenturyTel, Inc. 6.875%, 01/15/28	290,999
453,000		Citizens Communications Company 9.000%, 08/15/31	403,170
386,000		Leap Wireless International, Inc.^ 9.375%, 11/01/14	380,210
386,000		Qwest Communications International, Inc. 7.750%, 02/15/31	303,010
386,000		Sprint Nextel Corp. 7.375%, 08/01/15	297,404
248,000		Syniverse Technologies, Inc. 7.750%, 08/15/13	235,600
745,000		Verizon Communications, Inc. ~ 5.500%, 04/01/17	715,894

			2,949,974

		Utilities (0.0%)
386,000		TXU Corp.* 10.250%, 11/01/15	387,930

		TOTAL CORPORATE BONDS	42,718,892

NUMBER OF
CONTRACTS			VALUE

Options (0.9%)
		Consumer Discretionary (0.1%)
915		Carnival Corp.# Call, 01/16/10, Strike $35.00	759,450
550		Nike, Inc.# Call, 01/16/10, Strike $70.00	288,750
900		Omnicom Group, Inc.# Call, 01/17/09, Strike $50.00	81,000

			1,129,200

		Consumer Staples (0.1%)
1,060		Coca-Cola Company# Call, 01/17/09, Strike $60.00	55,650
1,050		Walgreen Company# Call, 01/16/10, Strike $32.50	687,750

			743,400

See accompanying Notes to Schedule of Investments

Convertible And High Income Fund
 SCHEDULE OF INVESTMENT JULY 31, 2008 (UNAUDITED)

NUMBER OF
CONTRACTS			VALUE

		Energy (0.0%)
90		Schlumberger, Ltd.# Call, 01/17/09, Strike $90.00	$162,900

		Health Care (0.2%)
		Express Scripts, Inc.#
650		Call, 01/17/09, Strike $65.00	646,750
475		Call, 01/16/10, Strike $70.00	631,750
13,200		Schering-Plough Corp.# Call, 11/22/08, Strike $27.50	495,000

			1,773,500

		Industrials (0.1%)
530		General Dynamics Corp.# Call, 01/17/09, Strike $90.00	328,600
720		Honeywell International, Inc.# Call, 01/17/09, Strike $55.00	189,000

			517,600

		Information Technology (0.4%)
		Apple, Inc.#
200		Call, 01/17/09, Strike $190.00	183,500
80		Call, 01/16/10, Strike $170.00	270,000
1,240		Cisco Systems, Inc.# Call, 01/17/09, Strike $27.50	57,040
1,450		Dell, Inc.# Call, 01/16/10, Strike $25.00	659,750
950		eBay, Inc.# Call, 01/16/10, Strike $25.00	501,125
60		Google, Inc.# Call, 01/17/09, Strike $710.00	16,500
235		Hewlett-Packard Company# Call, 01/17/09, Strike $45.00	89,300
1,190		Microsoft Corp.# Call, 01/17/09, Strike $35.00	14,280
3,180		Nokia Corp.# Call, 01/17/09, Strike $40.00	55,650
2,260		Oracle Corp.# Call, 01/17/09, Strike $22.50	372,900
630		QUALCOMM, Inc.# Call, 01/16/10, Strike $45.00	971,775

			3,191,820

		Telecommunication Services (0.0%)
130		America Movil, SA de CV# Call, 01/17/09, Strike $60.00	21,775

		TOTAL OPTIONS	7,540,195

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES
		(Cost $60,298,116)	50,259,087

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (23.0%)
		Consumer Discretionary (0.8%)
8,500		Stanley Works‡ 5.125%	$6,927,500

		Consumer Staples (2.0%)
270,000		Archer Daniels Midland Company 6.250%	10,530,000
7,500		Bunge, Ltd. 5.125%	6,900,000

			17,430,000

		Financials (6.9%)
175,000		American International Group, Inc. 8.500%	10,066,000
19,500		Bank of America Corp. 7.250%	18,193,500
390,000		Citigroup, Inc. 6.500%	17,208,750
525,000		MetLife, Inc. 6.375%	13,219,500
35,000		Reinsurance Group of America, Inc. 5.750%	2,205,000

			60,892,750

		Health Care (6.2%)
185	EUR	Bayer, AG 6.625%	21,549,142
170,000		Schering-Plough Corp. 6.000%	33,345,500

			54,894,642

		Industrials (1.2%)
230,000		Avery Dennison Corp. 7.875%	10,120,000

		Materials (5.9%)
210,000		Cia Vale do Rio Doce 5.500%	12,153,750
182,500		Freeport-McMoRan Copper & Gold, Inc. 6.750%	25,591,975
1,750	CHF	Givaudan, SA 5.375%	13,854,161

			51,599,886

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $237,221,677)	201,864,778

COMMON STOCK (1.1%)
		Consumer Discretionary (1.1%)
121,751		Amazon.com, Inc.# (Cost $10,638,955)	9,294,471

See accompanying Notes to Schedule of Investments

Convertible And High Income Fund
 SCHEDULE OF INVESTMENT JULY 31, 2008 (UNAUDITED)

NUMBER OF
UNITS		VALUE

STRUCTURED EQUITY-LINKED SECURITIES (2.0%)
	Energy (0.7%)
44,000	JPMorgan Chase & Company (Transocean, Inc.)* 12.000%, 12/01/08	$6,200,040

	Information Technology (1.3%)
30,800	Deutsche Bank (MasterCard, Inc.)* 12.000%, 08/12/08	6,754,902
181,400	JPMorgan Chase & Company (Nokia Corp.)* 12.000%, 08/07/08	5,012,989

		11,767,891

	TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $20,202,307)	17,967,931

NUMBER OF
SHARES		VALUE

INVESTMENT IN AFFILIATED FUND (3.1%)
27,104,479	Calamos Government Money Market Fund - Class I Shares Ω (Cost $27,104,479)	27,104,479

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (6.4%)
15,476,000	Bank of New York Institutional Cash Reserve Fund	15,476,000
40,899,000	Goldman Sachs Financial Square Prime Obligations Fund	40,899,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $56,375,000)	56,375,000

TOTAL INVESTMENTS (152.3%) (Cost $1,424,970,837)		1,339,667,402

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-6.4%)		(56,375,000)

LIABILITIES, LESS OTHER ASSETS (-36.8%)		(323,513,530)

PREFERRED SHARES AT REDEMPTION VALUE INCLUDING DIVIDENDS PAYABLE (-9.1%)		(80,028,554)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)		$879,750,318

NUMBER OF
CONTRACTS		VALUE

WRITTEN OPTIONS (-0.7%)
	Health Care (-0.4%)
13,200	Schering-Plough Corp.# Call, 11/22/08, Strike $20.00	(3,432,000)

	Financials (-0.3%)
	SPDR Trust Series 1#
1,675	Call, 12/20/08, Strike $130.00	(891,938)
1,625	Call, 12/20/08, Strike $136.00	(461,500)
1,225	Call, 12/20/08, Strike $132.00	(539,000)
925	Call, 09/20/08, Strike $134.00	(108,225)
900	Call, 09/20/08, Strike $135.00	(83,700)
650	Call, 12/20/08, Strike $127.00	(448,500)
650	Call, 12/20/08, Strike $126.00	(485,875)
625	Call, 09/20/08, Strike $140.00	(13,750)
600	Call, 09/20/08, Strike $137.00	(33,000)

		(3,065,488)

	TOTAL WRITTEN OPTIONS (Cost $6,599,474)	(6,497,488)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At July 31, 2008, the market value of 144A securities that could not be exchanged to the registered form is $76,794,497 or 8.7% of net assets applicable to common shareholders.
^	Security, or portion of security, is on loan.
#	Non-income producing security.
∞	Securities exchangeable or convertible into securities of one or more entities different than the issuer. Each entity is identified in the parenthetical.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2008.
~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total market value of $66,699,923.
Ω	Investment in an affiliated fund. During the period from November 1, 2007, through July 31, 2008, the Fund had net redemptions of $42,679,217 and received $717,767 in dividend payments from the affiliated fund. As of October 31, 2007, the Fund had holdings of $69,783,696 of the affiliated fund.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003.

The Fund’s investment objective is to to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its managed assets in a diversified portfolio of convertible and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Portfolio Valuation. The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the board of trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis on July 31, 2008.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2008. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to timing differences.

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows:

Cost basis of investments	$1,432,704,841

Gross unrealized appreciation	17,039,337
Gross unrealized depreciation	(110,076,776)

Net unrealized appreciation (depreciation)	$(93,037,439)

NOTE 3 — FORWARD FOREIGN CURRENCY CONTRACTS

There were no open forward currency contracts at July 31, 2008.

NOTE 4 — PREFERRED SHARES

There are unlimited shares of Auction Rate Cumulative Preferred Shares (“Preferred Shares”) authorized. The Preferred Shares have rights as determined by the board of trustees. The 3,200 shares of Preferred Shares outstanding consist of six series, 558 shares of M, 558 shares of TU, 558 shares of W, 558 shares of TH, 558 shares of F, and 410 shares of A. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.

NOTE 5 — SWAPS

The Fund may engage in swaps primarily to manage duration and yield curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding Preferred Shares or the Fund loses its credit rating on its Preferred Shares, then the Fund could be required to make a termination payment, in addition to redeeming all or some of the Preferred Shares.

As of July 31, 2008, the Fund had an outstanding swap agreement as listed below.

	Fixed Rate	Floating Rate			Unrealized
	(Fund	(Fund	Termination	Notional	Appreciation/
Counterparty	Pays)	Receives)	Date	Amount	(Depreciation)

Citibank, N.A.	3.65% monthly	1 month LIBOR	10/27/2008	100,000,000	$ (233,174)

NOTE 6 — SYNTHETIC CONVERTIBLE INSTRUMENTS

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”, which may be a convertible or non-convertible security) and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed-income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 7 —  SECURITIES LENDING

The Fund may loan one or more of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call a loan and obtain the securities loaned at any time on notice of not less than five business days. The Fund does not have the right to vote the securities loaned during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Fund’s securities lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities. At July 31, 2008, the Fund had securities valued at $54,430,061 that were on loan to broker-dealers and banks and held $56,375,000 in cash or cash equivalent collateral.

NOTE 8 — STRUCTURED EQUITY-LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a) Certification of Principal Executive Officer.
(b) Certification of Principal Financial Officer.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Convertible and High Income Fund

By: /s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 24, 2008

By: /s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 24, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Convertible and High Income Fund

By: /s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 24, 2008

By: /s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 24, 2008